Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Millions	Total	Total shareholders' equity attributable to common shareholders	Common shares	Common shares held in treasury, at cost	Additional paid-in capital	Accumulated other comprehensive income/(loss), net of tax	Unrealized gains/(losses) on available-for-sale securities, net of tax	Currency translation reserve	Retained earnings	Non-controlling interests
Balance - beginning of year at Dec. 31, 2021			$ 1.9	$ 0.0	$ 2,075.4		$ (11.3)	$ 0.0	$ (52.1)	$ 5.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share compensation expense					10.8
Shares withheld for employee taxes on restricted share unit vesting					0.0
Issue of common shares, net of issuance costs			0.0		0.0
Shares cancelled upon distribution of The Fidelis Partnership			0.0
Cumulative dividends on warrants					0.0
Dividends, common stock, cash									0.0	(3.9)
Net income	$ 62.3								52.6	9.7
Distribution of The Fidelis Partnership net assets to shareholders					0.0				0.0	0.0
Stock repurchased during period				0.0
Purchase from non controlling interest in acquisition of subsidiary					(11.0)					(0.7)
Total income tax (expense)/benefit allocated to comprehensive income	(89.5)						(88.4)	(1.1)
Balance – end of year at Dec. 31, 2022	1,987.1	$ 1,976.8	1.9	0.0	2,075.2	$ (100.8)	(99.7)	(1.1)	0.5	10.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share compensation expense					27.6
Shares withheld for employee taxes on restricted share unit vesting					(50.6)
Issue of common shares, net of issuance costs			0.2		89.3
Shares cancelled upon distribution of The Fidelis Partnership			(0.9)
Cumulative dividends on warrants					34.1
Dividends, common stock, cash									0.0	0.0
Net income	2,132.5								2,132.5	0.0
Distribution of The Fidelis Partnership net assets to shareholders					(68.4)				(1,696.4)	(10.3)
Stock repurchased during period				0.0
Purchase from non controlling interest in acquisition of subsidiary					0.0					0.0
Total income tax (expense)/benefit allocated to comprehensive income	72.7						72.7	1.1
Balance – end of year at Dec. 31, 2023	2,449.8	2,449.8	1.2	0.0	2,039.0	(27.0)	(27.0)	0.0	436.6	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share compensation expense					7.8
Shares withheld for employee taxes on restricted share unit vesting					(2.2)
Issue of common shares, net of issuance costs			0.0		0.0
Shares cancelled upon distribution of The Fidelis Partnership			0.0
Cumulative dividends on warrants					0.0
Dividends, common stock, cash									(46.3)	0.0
Net income	113.3								113.3	0.0
Distribution of The Fidelis Partnership net assets to shareholders					0.0				0.0	0.0
Stock repurchased during period				(105.5)
Purchase from non controlling interest in acquisition of subsidiary					0.0					0.0
Total income tax (expense)/benefit allocated to comprehensive income	31.5						31.5	0.0
Balance – end of year at Dec. 31, 2024	$ 2,448.4	$ 2,448.4	$ 1.2	$ (105.5)	$ 2,044.6	$ 4.5	$ 4.5	$ 0.0	$ 503.6	$ 0.0